Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended
	Sep. 30, 2021	Mar. 31, 2021		Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020		Sep. 30, 2021	Sep. 30, 2020
Numerator:
Net income (loss)	$ 3,341,073				$ (1,000)	$ (1,000)		$ 3,341,073	$ (1,000)
Denominator
Basic and diluted weighted average shares outstanding	17,760,989	3,750,000	[1],[2]	3,750,000	3,750,000	3,750,000	[1],[2]	9,904,182	3,750,000
Basic and diluted net income (loss) per share of common stock	$ 0.19	$ 0		$ 0	$ 0	$ 0		$ 0.34	$ 0

[1]	Excludes up to 562,500 common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5).
[2]	In February 2021, the Company effected a 1.4375-for-1 stock split, resulting in 7,187,500 shares of common stock outstanding. In June 2021, our Sponsor forfeited 2,875,000 founder shares for no consideration resulting in 4,312,500 shares of common stock outstanding (see Notes 5 and 9). All share and per-share amounts have been retroactively restated to reflect the share forfeiture.